WESTERN ASSET FUNDS, INC.

July 29, 2011

SUPPLEMENT TO THE PROSPECTUS OF

WESTERN ASSET GLOBAL MULTI-SECTOR PORTFOLIO

(formerly, Western Asset Global Strategic Income Portfolio)

Dated May 1, 2011

Effective June 9, 2011, Western Asset Global Strategic Income Portfolio has been renamed Western Asset Global Multi-Sector Portfolio.

As of August 1, 2011, Western Asset Global Multi-Sector Portfolio is commencing operations and the following changes to the fund's Prospectus take effect.

The following information replaces corresponding existing disclosure on the cover of the Prospectus:

Fund	Class	Ticker Symbol
Western Asset Global Multi-Sector Portfolio	FI
	I	WGMIX
	IS	WGMSX

The information under the heading "Investment objective" is deleted and replaced with the following:

Maximize return through income and capital appreciation.

The information under the heading "Fees and expenses of the fund" is deleted and replaced with the following:

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (paid directly from your investment) (%)

	Class IS	Class I	Class FI
Shareholder fees (paid directly from your investment (%))	None	None	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)

	Class IS	Class I	Class FI
Management fees	0.65	0.65	0.65
Distribution and service (12b-1 fees)	None	None	0.25	[1]
Other expenses[2]	0.43	0.53	0.63
Total annual fund operating expenses	1.08	1.18	1.53
Fees forgone and/or expenses reimbursed	(0.33)[3]	(0.33)[3]	(0.33)[3]
Total annual fund operating expenses after forgoing fees and reimbursing expenses	0.75	0.85	1.20

[1]

The 12b-1 fee shown in the table reflects the amount to which the Board of Directors (the "Board") has currently limited payments under the fund's Class FI Distribution Plan. Pursuant to the Class FI Distribution Plan, the Board may authorize payment of up to 0.40% of average net assets attributable to the fund's Class FI shares without shareholder approval.

[2]	"Other expenses" are estimated amounts for the current fiscal year as this fund has not commenced operations as of the date of this Prospectus.

[3]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses, deferred organizational expenses and brokerage commissions) so that total annual operating expenses are not expected to exceed 0.75%, 0.85% and 1.20% for Class IS, I and FI shares, respectively. These arrangements cannot be terminated prior to April 30, 2012 without the Board's consent. The manager is permitted to recapture amounts forgone or reimbursed to a class within three years after the day on which the manager earned the fee or incurred the expense if the class's total annual operating expenses have fallen to a level below the lower of the limit described above or limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years
Class IS (with or without redemption at end of period)	77	311
Class I (with or without redemption at end of period)	87	342
Class FI (with or without redemption at end of period)	122	451

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. The fund commenced operations on August 1, 2011, therefore it does not have a turnover rate to report for the most recent fiscal year.

The information under the heading "Principal investment strategies" is deleted and replaced with the following:

To achieve its investment objective, the fund invests primarily in various types of U.S. dollar denominated and non-U.S. dollar denominated fixed income securities.

The fund may invest up to 70% of its net assets in securities not rated Baa or BBB or above at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations ("NRSROs") or unrated securities of comparable quality at the time of purchase (as determined by the subadvisers). Securities rated Baa or BBB or above by one or more NRSROs or unrated securities of comparable quality are known as "investment grade securities." Securities rated below investment grade are commonly known as "junk bonds" or "high yield securities."

Under normal market conditions, the fund will invest at least 80% of its net assets in securities of issuers representing at least three countries (one of which may be the United States).

The fund is "non-diversified" within the meaning of the Investment Company Act of 1940. As a result, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting one or a small number of issuers than shares of a diversified fund. Because the fund may focus a significant portion of its investments in a single country or currency, it will be more susceptible to factors adversely affecting such currency or issuers within that country than would a more diversified portfolio of securities.

The fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps and forwards.

In particular, the fund may use interest rate swaps, credit default swaps (on individual securities and/or baskets of securities), futures contracts, options, corporate loans and/or mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time. Other instruments may also be used to a significant extent from time to time.

The information under the heading "Performance" is deleted and replaced with the following:

The fund commenced operations on August 1, 2011, therefore it does not have a full calendar year of performance to report. Performance information provides some indication of the risks of investing in the fund and compares the fund's performance with that of an index or other benchmark. The fund makes updated performance information available at the fund's website http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance is not necessarily an indication of how the fund will perform in the future.

This supplement should be retained with your Prospectus for future reference.